iShares
®
U.S. Pharmaceuticals ETF
Schedule of Investments
(unaudited)
December 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Pharmaceuticals  —  99 .8%
Amneal Pharmaceuticals, Inc. , Class A
(a)
.......... 346,732 $ 2,746,117
Amphastar Pharmaceuticals, Inc.
(a) (b)
............. 87,255 3,239,778
ANI Pharmaceuticals, Inc.
(a)
................... 38,818 2,145,859
Arvinas, Inc.
(a)
............................ 148,910 2,854,605
Axsome Therapeutics, Inc.
(a) (b)
................. 94,101 7,961,886
Bristol-Myers Squibb Co. ..................... 518,963 29,352,547
Collegium Pharmaceutical, Inc.
(a)
............... 75,390 2,159,924
Corcept Therapeutics, Inc.
(a) (b)
................. 215,362 10,852,091
Edgewise Therapeutics, Inc.
(a)
................. 136,385 3,641,480
Elanco Animal Health, Inc.
(a) (b)
................. 1,141,269 13,820,768
Eli Lilly & Co. ............................ 184,664 142,560,608
Enliven Therapeutics, Inc.
(a) (b)
.................. 71,267 1,603,508
Evolus, Inc.
(a)
............................ 116,761 1,289,041
Harmony Biosciences Holdings, Inc.
(a)
............ 88,972 3,061,527
Harrow, Inc.
(a) (b)
........................... 71,515 2,399,328
Innoviva, Inc.
(a)
........................... 128,728 2,233,431
Intra-Cellular Therapies, Inc.
(a)
................. 227,736 19,020,511
Jazz Pharmaceuticals PLC
(a) (b)
................. 139,660 17,199,129
Johnson & Johnson ........................ 1,002,407 144,968,100
Ligand Pharmaceuticals, Inc.
(a) (b)
................ 43,833 4,696,706
Liquidia Corp.
(a)
........................... 112,014 1,317,285
Merck & Co., Inc. .......................... 294,734 29,320,138
Mind Medicine MindMed, Inc.
(a)
................ 156,825 1,091,502
Neumora Therapeutics, Inc.
(a) (b)
................ 196,354 2,081,352
Nuvation Bio, Inc. , Class A
(a)
.................. 600,059 1,596,157
Ocular Therapeutix, Inc.
(a)
.................... 297,165 2,537,789
Omeros Corp.
(a)
........................... 136,698 1,350,576
Organon & Co. ........................... 595,128 8,879,310
Pacira BioSciences, Inc.
(a)
.................... 107,990 2,034,532
Perrigo Co. PLC .......................... 315,598 8,114,025
Pfizer, Inc. .............................. 1,120,878 29,736,893
Security Shares Value
a
Pharmaceuticals (continued)
Phathom Pharmaceuticals, Inc.
(a) (b)
.............. 106,350 $ 863,562
Pliant Therapeutics, Inc.
(a) (b)
................... 125,700 1,655,469
Prestige Consumer Healthcare, Inc.
(a)
............ 114,246 8,921,470
Revance Therapeutics, Inc.
(a)
.................. 215,940 656,458
Royalty Pharma PLC , Class A ................. 882,434 22,510,891
Supernus Pharmaceuticals, Inc.
(a)
............... 128,102 4,632,168
Tarsus Pharmaceuticals, Inc.
(a)
................. 80,739 4,470,518
Theravance Biopharma, Inc.
(a) (b)
................ 83,790 788,464
Viatris, Inc. .............................. 2,307,412 28,727,279
WaVe Life Sciences Ltd.
(a)
.................... 273,074 3,377,925
Zoetis, Inc. , Class A ........................ 166,056 27,055,504
a
Total Long-Term Investments — 99.8%
(Cost: $ 594,440,817 ) ................................ 609,526,211
a
Short-Term Securities
Money Market Funds  —  2 .0%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.63%
(c) (d) (e)
............................ 11,083,822 11,089,364
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.44%
(c) (d)
............................. 717,831 717,831
a
Total Short-Term Securities — 2.0%
(Cost: $ 11,801,408 ) ................................. 11,807,195
Total Investments — 101.8%
(Cost: $ 606,242,225 ) ................................ 621,333,406
Liabilities in Excess of Other Assets — ( 1 .8 ) % ............... (10,762,206)
Net Assets — 100.0% ................................. $ 610,571,200
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
  Shares Held
at 12/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 18,734,244  $ —  $ (7,644,851)
(a)
$ (582) $ 553  $ 11,089,364  11,083,822  $ 430,640
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 9,437,245  —  (8,719,414)
(a)
—  —  717,831  717,831  42,487  —
$ (582) $ 553
$ 11,807,195
$ 473,127  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
U.S. Pharmaceuticals ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 7 03/21/25 $ 980 $ (1,092)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 609,526,211  $ —  $ —  $ 609,526,211
Short-Term Securities
Money Market Funds ...................................... 11,807,195  —  —  11,807,195
$ 621,333,406  $ —  $ —  $ 621,333,406
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (1,092) $ —  $ —  $ (1,092)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.